Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004265
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class A
Trading Symbol	RCLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 63,062,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 58,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$63,062 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $58 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004266
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class C
Trading Symbol	RCLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
AssetsNet	$ 63,062,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 58,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$63,062 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $58 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000027580
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R1
Trading Symbol	RCLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 63,062,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 58,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$63,062 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $58 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000137237
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R5
Trading Symbol	RCLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 63,062,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 58,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$63,062 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $58 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004268
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class S
Trading Symbol	RCLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 63,062,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 58,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$63,062 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $58 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004260
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class A
Trading Symbol	RMLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 121,617,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 107,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,617 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $107 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004261
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class C
Trading Symbol	RMLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 121,617,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 107,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,617 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $107 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000027578
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R1
Trading Symbol	RMLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 121,617,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 107,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,617 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $107 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000137235
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R5
Trading Symbol	RMLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 121,617,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 107,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,617 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $107 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004263
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class S
Trading Symbol	RMLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 121,617,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 107,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,617 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $107 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004255
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class A
Trading Symbol	RBLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 589,669,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$589,669 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

C000004256
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class C
Trading Symbol	RBLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.31%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
AssetsNet	$ 589,669,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$589,669 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

C000027576
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R1
Trading Symbol	RBLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 589,669,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$589,669 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

C000137233
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R5
Trading Symbol	RBLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 589,669,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$589,669 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

C000004258
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class S
Trading Symbol	RBLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 589,669,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$589,669 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

C000004250
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	RALAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 565,697,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$565,697 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $502 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004251
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RALCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$66	1.34%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%
AssetsNet	$ 565,697,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$565,697 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $502 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000027574
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RALRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 565,697,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$565,697 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $502 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000137231
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RALVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 565,697,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$565,697 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $502 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004253
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RALSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 565,697,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$565,697 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $502 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004273
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	REAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 290,196,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$290,196 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $258 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

C000004274
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RELCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
AssetsNet	$ 290,196,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$290,196 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $258 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

C000027582
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RELRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 290,196,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$290,196 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $258 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

C000137239
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RELVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 290,196,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$290,196 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $258 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

C000004276
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RELSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 290,196,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$290,196 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $258 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

C000143043
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class A
Trading Symbol	RTDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000143044
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class C
Trading Symbol	RTDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$81	1.66%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000148917
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class M
Trading Symbol	RTDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000166214
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class R6
Trading Symbol	RTDRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000143046
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class S
Trading Symbol	RTDSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000143047
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class Y
Trading Symbol	RTDYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 351,532,000
Holdings Count | Holding	750
Advisory Fees Paid, Amount	$ 590,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$351,532 Total Number of Portfolio Holdings 750 Total Advisory Fees Paid (thousands) $590 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

C000066902
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	RSQAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
AssetsNet	$ 155,505,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$155,505 Total Number of Portfolio Holdings 274 Total Advisory Fees Paid (thousands) $476 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

C000066903
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	REQSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
AssetsNet	$ 155,505,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$155,505 Total Number of Portfolio Holdings 274 Total Advisory Fees Paid (thousands) $476 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

C000066904
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class S
Trading Symbol	RLISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 155,505,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$155,505 Total Number of Portfolio Holdings 274 Total Advisory Fees Paid (thousands) $476 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

C000004295
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class Y
Trading Symbol	REAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 155,505,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$155,505 Total Number of Portfolio Holdings 274 Total Advisory Fees Paid (thousands) $476 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

C000066914
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class A
Trading Symbol	REQAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	1.29%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
AssetsNet	$ 154,779,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 467,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$154,779 Total Number of Portfolio Holdings 545 Total Advisory Fees Paid (thousands) $467 Portfolio Turnover Rate39%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

C000066915
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class C
Trading Symbol	REQCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	2.04%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.04%
AssetsNet	$ 154,779,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 467,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$154,779 Total Number of Portfolio Holdings 545 Total Advisory Fees Paid (thousands) $467 Portfolio Turnover Rate39%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

C000066916
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class S
Trading Symbol	REQTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 154,779,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 467,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$154,779 Total Number of Portfolio Holdings 545 Total Advisory Fees Paid (thousands) $467 Portfolio Turnover Rate39%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

C000004313
Shareholder Report [Line Items]
Fund Name	Sustainable Aware Equity Fund
Class Name	Class Y
Trading Symbol	REUYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 154,779,000
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 467,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$154,779 Total Number of Portfolio Holdings 545 Total Advisory Fees Paid (thousands) $467 Portfolio Turnover Rate39%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

C000115674
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class A
Trading Symbol	RSEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
AssetsNet	$ 2,932,481,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,677,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,932,481 Total Number of Portfolio Holdings 504 Total Advisory Fees Paid (thousands) $8,677 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

C000115675
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class C
Trading Symbol	RSECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$89	1.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.84%
AssetsNet	$ 2,932,481,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,677,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,932,481 Total Number of Portfolio Holdings 504 Total Advisory Fees Paid (thousands) $8,677 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

C000178405
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class M
Trading Symbol	RUSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,932,481,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,677,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,932,481 Total Number of Portfolio Holdings 504 Total Advisory Fees Paid (thousands) $8,677 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

C000115677
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class S
Trading Symbol	RSESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 2,932,481,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,677,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,932,481 Total Number of Portfolio Holdings 504 Total Advisory Fees Paid (thousands) $8,677 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

C000198621
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class Y
Trading Symbol	RUSPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 2,932,481,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,677,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,932,481 Total Number of Portfolio Holdings 504 Total Advisory Fees Paid (thousands) $8,677 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

C000066905
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RLACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$64	1.37%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.37%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000066906
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RLECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	2.12%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.12%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000178340
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class M
Trading Symbol	RUNTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.98%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000166199
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RSCRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000066907
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class S
Trading Symbol	RLESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	1.08%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.08%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000004298
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	REBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.92%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.92%
AssetsNet	$ 600,478,000
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 2,471,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$600,478 Total Number of Portfolio Holdings 1,161 Total Advisory Fees Paid (thousands) $2,471 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

C000148918
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class M
Trading Symbol	RTITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 117,256,000
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 302,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$117,256 Total Number of Portfolio Holdings 763 Total Advisory Fees Paid (thousands) $302 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

C000166215
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class R6
Trading Symbol	RTIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 117,256,000
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 302,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$117,256 Total Number of Portfolio Holdings 763 Total Advisory Fees Paid (thousands) $302 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

C000143052
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class S
Trading Symbol	RTISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
AssetsNet	$ 117,256,000
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 302,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$117,256 Total Number of Portfolio Holdings 763 Total Advisory Fees Paid (thousands) $302 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

C000143048
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class Y
Trading Symbol	RTIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 117,256,000
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 302,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$117,256 Total Number of Portfolio Holdings 763 Total Advisory Fees Paid (thousands) $302 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

C000066910
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class A
Trading Symbol	RLNAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,053,176,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 3,590,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,053,176 Total Number of Portfolio Holdings 548 Total Advisory Fees Paid (thousands) $3,590 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

C000066908
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class C
Trading Symbol	RLNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$104	2.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.03%
AssetsNet	$ 1,053,176,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 3,590,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,053,176 Total Number of Portfolio Holdings 548 Total Advisory Fees Paid (thousands) $3,590 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

C000178350
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class M
Trading Symbol	RNTTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,053,176,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 3,590,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,053,176 Total Number of Portfolio Holdings 548 Total Advisory Fees Paid (thousands) $3,590 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

C000066909
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class S
Trading Symbol	RINTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,053,176,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 3,590,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,053,176 Total Number of Portfolio Holdings 548 Total Advisory Fees Paid (thousands) $3,590 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

C000004304
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class Y
Trading Symbol	RINYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,053,176,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 3,590,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,053,176 Total Number of Portfolio Holdings 548 Total Advisory Fees Paid (thousands) $3,590 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

C000042371
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	RGEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,884,843,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,907,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,884,843 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $6,907 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

C000042372
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	RGECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
AssetsNet	$ 1,884,843,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,907,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,884,843 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $6,907 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

C000178375
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class M
Trading Symbol	RGDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,884,843,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,907,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,884,843 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $6,907 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

C000042374
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class S
Trading Symbol	RGESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,884,843,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,907,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,884,843 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $6,907 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

C000066919
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class Y
Trading Symbol	RLGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,884,843,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,907,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,884,843 Total Number of Portfolio Holdings 637 Total Advisory Fees Paid (thousands) $6,907 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

C000043464
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	REMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000004231
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$110	2.20%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000178285
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class M
Trading Symbol	RMMTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000166195
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class R6
Trading Symbol	REGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000004230
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class S
Trading Symbol	REMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000066900
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	REMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 730,582,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 3,402,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$730,582 Total Number of Portfolio Holdings 501 Total Advisory Fees Paid (thousands) $3,402 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

C000089689
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class A
Trading Symbol	RTLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
AssetsNet	$ 9,173,066,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 30,113,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$9,173,066 Total Number of Portfolio Holdings 381 Total Advisory Fees Paid (thousands) $30,113 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

C000004234
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class C
Trading Symbol	RTLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$93	1.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.91%
AssetsNet	$ 9,173,066,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 30,113,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$9,173,066 Total Number of Portfolio Holdings 381 Total Advisory Fees Paid (thousands) $30,113 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

C000178286
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class M
Trading Symbol	RTMTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
AssetsNet	$ 9,173,066,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 30,113,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$9,173,066 Total Number of Portfolio Holdings 381 Total Advisory Fees Paid (thousands) $30,113 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

C000004233
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class S
Trading Symbol	RETSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 9,173,066,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 30,113,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$9,173,066 Total Number of Portfolio Holdings 381 Total Advisory Fees Paid (thousands) $30,113 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

C000089690
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class A
Trading Symbol	RTSAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$69	1.49%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.49%
AssetsNet	$ 1,482,026,000
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,828,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,482,026 Total Number of Portfolio Holdings 822 Total Advisory Fees Paid (thousands) $7,828 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

C000004237
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class C
Trading Symbol	RTSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.21%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.21%
AssetsNet	$ 1,482,026,000
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,828,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,482,026 Total Number of Portfolio Holdings 822 Total Advisory Fees Paid (thousands) $7,828 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

C000178295
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class M
Trading Symbol	RTOUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	1.11%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,482,026,000
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,828,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,482,026 Total Number of Portfolio Holdings 822 Total Advisory Fees Paid (thousands) $7,828 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

C000004236
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class S
Trading Symbol	RTSSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$56	1.21%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.21%
AssetsNet	$ 1,482,026,000
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 7,828,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,482,026 Total Number of Portfolio Holdings 822 Total Advisory Fees Paid (thousands) $7,828 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

C000152720
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class A
Trading Symbol	RTNAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
AssetsNet	$ 4,340,056,000
Holdings Count | Holding	929
Advisory Fees Paid, Amount	$ 16,589,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,340,056 Total Number of Portfolio Holdings 929 Total Advisory Fees Paid (thousands) $16,589 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

C000152721
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class C
Trading Symbol	RTNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$104	2.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%
AssetsNet	$ 4,340,056,000
Holdings Count | Holding	929
Advisory Fees Paid, Amount	$ 16,589,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,340,056 Total Number of Portfolio Holdings 929 Total Advisory Fees Paid (thousands) $16,589 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

C000178423
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class M
Trading Symbol	RTIUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 4,340,056,000
Holdings Count | Holding	929
Advisory Fees Paid, Amount	$ 16,589,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,340,056 Total Number of Portfolio Holdings 929 Total Advisory Fees Paid (thousands) $16,589 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

C000152723
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class S
Trading Symbol	RTNSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 4,340,056,000
Holdings Count | Holding	929
Advisory Fees Paid, Amount	$ 16,589,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$4,340,056 Total Number of Portfolio Holdings 929 Total Advisory Fees Paid (thousands) $16,589 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

C000210287
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class A
Trading Symbol	RTXAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
AssetsNet	$ 1,029,038,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 4,392,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,029,038 Total Number of Portfolio Holdings 402 Total Advisory Fees Paid (thousands) $4,392 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

C000210288
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class C
Trading Symbol	RTXCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$101	2.09%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.09%
AssetsNet	$ 1,029,038,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 4,392,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,029,038 Total Number of Portfolio Holdings 402 Total Advisory Fees Paid (thousands) $4,392 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

C000210291
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class M
Trading Symbol	RTXMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,029,038,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 4,392,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,029,038 Total Number of Portfolio Holdings 402 Total Advisory Fees Paid (thousands) $4,392 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

C000210293
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class S
Trading Symbol	RTXSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
AssetsNet	$ 1,029,038,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 4,392,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,029,038 Total Number of Portfolio Holdings 402 Total Advisory Fees Paid (thousands) $4,392 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

C000089840
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class A
Trading Symbol	RGCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 485,862,000
Holdings Count | Holding	1,390
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$485,862 Total Number of Portfolio Holdings 1,390 Total Advisory Fees Paid (thousands) $1,361 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

C000089841
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class C
Trading Symbol	RGCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
AssetsNet	$ 485,862,000
Holdings Count | Holding	1,390
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$485,862 Total Number of Portfolio Holdings 1,390 Total Advisory Fees Paid (thousands) $1,361 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

C000178390
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class M
Trading Symbol	RGOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 485,862,000
Holdings Count | Holding	1,390
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$485,862 Total Number of Portfolio Holdings 1,390 Total Advisory Fees Paid (thousands) $1,361 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

C000089843
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class S
Trading Symbol	RGCSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 485,862,000
Holdings Count | Holding	1,390
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$485,862 Total Number of Portfolio Holdings 1,390 Total Advisory Fees Paid (thousands) $1,361 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

C000089839
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class Y
Trading Symbol	RGCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 485,862,000
Holdings Count | Holding	1,390
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$485,862 Total Number of Portfolio Holdings 1,390 Total Advisory Fees Paid (thousands) $1,361 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

C000192625
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class M
Trading Symbol	RMHTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 401,011,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 286,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$401,011 Total Number of Portfolio Holdings 247 Total Advisory Fees Paid (thousands) $286 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

C000192624
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class S
Trading Symbol	RMHSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 401,011,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 286,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$401,011 Total Number of Portfolio Holdings 247 Total Advisory Fees Paid (thousands) $286 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

C000192626
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class Y
Trading Symbol	RMHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 401,011,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 286,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$401,011 Total Number of Portfolio Holdings 247 Total Advisory Fees Paid (thousands) $286 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

C000066911
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class A
Trading Symbol	RFDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000066912
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class C
Trading Symbol	RFCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000178355
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class M
Trading Symbol	RSYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000166202
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class R6
Trading Symbol	RSBRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000066913
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class S
Trading Symbol	RFCTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000004307
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class Y
Trading Symbol	RFCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,945,907,000
Holdings Count | Holding	976
Advisory Fees Paid, Amount	$ 3,839,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,945,907 Total Number of Portfolio Holdings 976 Total Advisory Fees Paid (thousands) $3,839 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

C000089691
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	RFAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000053055
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	RFACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000178345
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class M
Trading Symbol	RIWTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000166200
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	RIGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000053056
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class S
Trading Symbol	RFATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000004301
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	RFAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 966,889,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 1,215,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$966,889 Total Number of Portfolio Holdings 798 Total Advisory Fees Paid (thousands) $1,215 Portfolio Turnover Rate45%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

C000043470
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class A
Trading Symbol	RSBTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000004337
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class C
Trading Symbol	RSBCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000178370
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class M
Trading Symbol	RSDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000166204
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	RDBRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000004336
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class S
Trading Symbol	RFBSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000066918
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 419,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 761,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$419,000 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $761 Portfolio Turnover Rate53%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

C000155368
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class A
Trading Symbol	RTHAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,132,228,000
Holdings Count | Holding	2,860
Advisory Fees Paid, Amount	$ 5,036,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,132,228 Total Number of Portfolio Holdings 2,860 Total Advisory Fees Paid (thousands) $5,036 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

C000155369
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class C
Trading Symbol	RTHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$81	1.64%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%
AssetsNet	$ 2,132,228,000
Holdings Count | Holding	2,860
Advisory Fees Paid, Amount	$ 5,036,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,132,228 Total Number of Portfolio Holdings 2,860 Total Advisory Fees Paid (thousands) $5,036 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

C000178433
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class M
Trading Symbol	RHYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,132,228,000
Holdings Count | Holding	2,860
Advisory Fees Paid, Amount	$ 5,036,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,132,228 Total Number of Portfolio Holdings 2,860 Total Advisory Fees Paid (thousands) $5,036 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

C000155371
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class S
Trading Symbol	RTHSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,132,228,000
Holdings Count | Holding	2,860
Advisory Fees Paid, Amount	$ 5,036,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,132,228 Total Number of Portfolio Holdings 2,860 Total Advisory Fees Paid (thousands) $5,036 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

C000089692
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	RTEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 5,773,422,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 8,670,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,773,422 Total Number of Portfolio Holdings 3,390 Total Advisory Fees Paid (thousands) $8,670 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

C000004331
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	RTECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
AssetsNet	$ 5,773,422,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 8,670,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,773,422 Total Number of Portfolio Holdings 3,390 Total Advisory Fees Paid (thousands) $8,670 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

C000178365
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class M
Trading Symbol	RBCUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 5,773,422,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 8,670,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,773,422 Total Number of Portfolio Holdings 3,390 Total Advisory Fees Paid (thousands) $8,670 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

C000004330
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class S
Trading Symbol	RLVSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 5,773,422,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 8,670,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,773,422 Total Number of Portfolio Holdings 3,390 Total Advisory Fees Paid (thousands) $8,670 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

C000089834
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class A
Trading Symbol	RGIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 349,079,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,435,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$349,079 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $1,435 Portfolio Turnover Rate37%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

C000089835
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class C
Trading Symbol	RGCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.01%
AssetsNet	$ 349,079,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,435,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$349,079 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $1,435 Portfolio Turnover Rate37%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

C000178385
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class M
Trading Symbol	RGFTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 349,079,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,435,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$349,079 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $1,435 Portfolio Turnover Rate37%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

C000089837
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class S
Trading Symbol	RGISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 349,079,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,435,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$349,079 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $1,435 Portfolio Turnover Rate37%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

C000089838
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class Y
Trading Symbol	RGIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 349,079,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,435,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$349,079 Total Number of Portfolio Holdings 142 Total Advisory Fees Paid (thousands) $1,435 Portfolio Turnover Rate37%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

C000043465
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RREAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000004270
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.11%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.11%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000178325
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class M
Trading Symbol	RETTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000166197
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000004269
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000066901
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	RREYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 365,184,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,514,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$365,184 Total Number of Portfolio Holdings 134 Total Advisory Fees Paid (thousands) $1,514 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

C000152724
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	RMYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 283,328,000
Holdings Count | Holding	1,491
Advisory Fees Paid, Amount	$ 772,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$283,328 Total Number of Portfolio Holdings 1,491 Total Advisory Fees Paid (thousands) $772 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

C000152725
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	RMYCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
AssetsNet	$ 283,328,000
Holdings Count | Holding	1,491
Advisory Fees Paid, Amount	$ 772,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$283,328 Total Number of Portfolio Holdings 1,491 Total Advisory Fees Paid (thousands) $772 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

C000178428
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class M
Trading Symbol	RGYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 283,328,000
Holdings Count | Holding	1,491
Advisory Fees Paid, Amount	$ 772,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$283,328 Total Number of Portfolio Holdings 1,491 Total Advisory Fees Paid (thousands) $772 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

C000152727
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class S
Trading Symbol	RMYSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 283,328,000
Holdings Count | Holding	1,491
Advisory Fees Paid, Amount	$ 772,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$283,328 Total Number of Portfolio Holdings 1,491 Total Advisory Fees Paid (thousands) $772 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

C000152728
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class Y
Trading Symbol	RMYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 283,328,000
Holdings Count | Holding	1,491
Advisory Fees Paid, Amount	$ 772,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$283,328 Total Number of Portfolio Holdings 1,491 Total Advisory Fees Paid (thousands) $772 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

C000174738
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class A
Trading Symbol	RAZAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
AssetsNet	$ 555,222,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 2,040,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$555,222 Total Number of Portfolio Holdings 1,266 Total Advisory Fees Paid (thousands) $2,040 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

C000174739
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class C
Trading Symbol	RAZCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
AssetsNet	$ 555,222,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 2,040,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$555,222 Total Number of Portfolio Holdings 1,266 Total Advisory Fees Paid (thousands) $2,040 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

C000178443
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class M
Trading Symbol	RMATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 555,222,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 2,040,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$555,222 Total Number of Portfolio Holdings 1,266 Total Advisory Fees Paid (thousands) $2,040 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

C000174742
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class S
Trading Symbol	RMGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 555,222,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 2,040,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$555,222 Total Number of Portfolio Holdings 1,266 Total Advisory Fees Paid (thousands) $2,040 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

C000174743
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class Y
Trading Symbol	RMGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 555,222,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 2,040,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$555,222 Total Number of Portfolio Holdings 1,266 Total Advisory Fees Paid (thousands) $2,040 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%